JOINT VENTURES AND ASSOCIATES - Summary of Carrying Amount of Interests in Joint Ventures and Associates (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2016
Interests In Other Entities [Abstract]
Carrying amount of interests in joint ventures	$ 15,767	$ 14,406
Carrying amount of interests in associates	7,648	8,045
Carrying amount of interests in joint ventures and associates	$ 23,415	$ 22,451	$ 33,000